Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Key Financial Performance Measures of the Segments

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2024	2023	2022
	USD	USD	USD
Revenue from subscription segment
Revenue	64,991,807	24,557,650	27,061,318
Cost of revenue	(92,457,957)	(21,344,236)	(23,541,956)
Segment gross (loss) / profit	(27,466,150)	3,213,414	3,519,362

Revenue from advertisement segment
Revenue	11,221,050	9,900,071	12,057,903
Cost of revenue	(7,444,133)	(3,855,840)	(8,655,196)
Segment gross profit	3,776,917	6,044,231	3,402,707

Revenue from live events segment
Revenue	1,880,548	6,922,719	9,362,794
Cost of revenue	(2,214,126)	(5,888,466)	(6,933,370)
Segment gross (loss) / profit	(333,578)	1,034,253	2,429,424

Consolidated
Revenue from external customers	78,093,405	41,380,440	48,482,015
Cost of revenue	(102,116,216)	(31,088,542)	(39,130,522)
Gross (loss) / profit	(24,022,811)	10,291,898	9,351,493

Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax	The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:
	2024	2023	2022
	USD	USD	USD

Gross (loss) / profit	(24,022,811)	10,291,898	9,351,493
Selling and marketing expenses	(19,268,175)	(8,369,739)	(11,569,386)
General and administrative expenses	(18,833,432)	(17,080,251)	(17,365,313)
Consultancy and professional fees	(1,215,572)	(1,725,675)	(2,114,707)
Government grants	1,800,478	2,325,960	4,318,726
Impairment of goodwill	(600,000)	-	-
Finance costs	(175,003)	(268,517)	(552,751)
Finance income	538,877	18,959	15,036
Other income	311,611	3,242,597	2,825,374
Share of loss of a joint venture	(8,383)	(213,805)	(283,055)
Loss on liquidation of joint venture	(354,595)	-	-
Fair value change of warrants liabilities	1,624,868	(575,224)	6,697,574
Fair value of embedded derivatives	(609,320)	-	-
Recapitalization expense	-	-	(48,521,756)
Foreign exchange loss, net	(1,009,006)	(2,656,846)	(3,129,330)
Loss before tax	(61,820,463)	(15,010,643)	(60,328,095)

Schedule of Revenue by Market

Revenue by market

	2024	2023	2022
	USD	USD	USD
KSA	24,985,212	9,655,639	14,607,994
UAE	14,426,138	11,830,985	12,750,454
Egypt	11,313,462	9,327,477	9,804,094
Qatar	6,540,338	713,111	756,924
Kuwait	6,335,828	1,265,485	1,757,282
Lebanon	2,872,528	3,456,823	3,572,317
Jordan	1,427,499	1,227,705	1,133,807
Others*	9,832,970	3,903,215	4,099,143
	77,733,976	41,380,440	48,482,015
*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.